Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 207,602	$ 15,517
Short-term investments	15,483	0
Accounts receivable, net	12,778	1,232
Inventories	22,479	7,309
Contract assets	274	3,033
Prepaid expenses and other current assets	9,458	807
Total current assets	268,074	27,898
Property and equipment, net	10,046	1,006
Equipment on lease, net	8,366	2,855
Other assets	16,231	932
Total assets	302,717	32,691
Current liabilities:
Accounts payable	9,882	1,226
Accrued expenses and other current liabilities	9,414	2,512
Debt – current portion	5,114	3,687
Contract liabilities	22,252	4,702
Total current liabilities	46,662	12,127
Long-term debt – less current portion	2,956	4,316
Contingent earnout liabilities (Note 17)	111,487	0
Warrant liabilities (Note 17)	21,705	181
Other noncurrent liabilities	9,492	184
Total liabilities	192,302	16,808
Commitments and contingencies (Note 20)
Redeemable convertible preferred stock, $0.00001 par value, 10,000,000 and 125,419,265 shares authorized as of December 31, 2021 and 2020, respectively; 0 and 117,734,383 shares issued and outstanding as of December 31, 2021 and 2020, respectively, liquidation preference of $0 and $133,762 as of December 31, 2021 and 2020, respectively	0	123,704
Stockholders' equity (deficit):
Common stock, $0.00001 par value – 500,000,000 and 176,025,618 shares authorized at December 31, 2021 and 2020, respectively, 183,232,494 and 16,003,558 shares issued and outstanding as of December 31, 2021 and 2020, respectively	2	1
Additional paid-in capital	340,294	14,954
Accumulated other comprehensive income (loss)	(14)	0
Accumulated deficit	(229,867)	(122,776)
Total stockholders’ equity (deficit)	110,415	(107,821)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 302,717	$ 32,691